UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)

                                    ________

                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
               (Address of Principal Executive Office) (Zip Code)

                                  Morty Schaja
                      156 West 56(th) Street, 17(th) Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2013

                  DATE OF REPORTING PERIOD: DECEMBER 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS



[LOGO OMITTED] RIVERPARK                             RiverPark Large Growth Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Common Stock -- 95.8%**
  Consumer Discretionary -- 23.9%
     Coach                                          3,462        $      192
     Discovery Communications, Cl C*                7,180               420
     Dollar Tree                                   25,570             1,037
     Fossil                                         4,737               441
     Las Vegas Sands                                5,202               240
     priceline.com*                                 1,202               746
     Ralph Lauren, Cl A                             1,592               239
     Starbucks                                     11,680               626
     TripAdvisor                                    6,380               268
     Walt Disney                                   10,175               507
     Wynn Resorts                                   2,154               243
                                                                 ----------
                                                                      4,959
                                                                 ----------
  Energy -- 6.1%
     Cabot Oil & Gas                                4,190               209
     Devon Energy                                   4,850               252
     National Oilwell Varco                         4,399               301
     Schlumberger                                   3,123               216
     Southwestern Energy                            8,760               293
                                                                 ----------
                                                                      1,271
                                                                 ----------
  Financials -- 17.7%
     American Express                               5,381               309
     Charles Schwab                                28,349               407
     CME Group, Cl A                                4,640               235
     KKR & Co., LP (a)                             22,796               347
     Mastercard, Cl A                                 844               415
     TD Ameritrade Holding                         24,315               409
     The Blackstone Group LP (a)                   74,650             1,164
     Visa, Cl A                                     2,560               388
                                                                 ----------
                                                                      3,674
                                                                 ----------
  Health Care -- 4.0%
     Edwards Lifesciences*                          2,320               209
     Intuitive Surgical                               890               436
     Stericycle*                                    1,980               185
                                                                 ----------
                                                                        830
                                                                 ----------
  Industrials -- 5.4%
     B/E Aerospace                                  4,204               208
     Precision Castparts                            1,180               223
     Realogy Holdings*                             16,486               692
                                                                 ----------
                                                                      1,123
                                                                 ----------
  Information Technology -- 29.8%
     Alliance Data Systems*                         4,210               609
     Apple                                          2,064             1,100
     Cognizant Technology Solutions,
     Cl A*                                          5,999               444
     eBay*                                          9,956               508
     EMC*                                          16,244               411
     Equinix                                        5,432             1,120
     Google, Cl A*                                  1,280               908
     QUALCOMM                                      14,437               896
     VeriFone Systems                               6,687               199
                                                                 ----------
                                                                      6,195
                                                                 ----------


--------------------------------------------------------------------------------
                                                Shares/Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
  Materials -- 6.0%
     Ecolab                                         2,940        $      211
     Monsanto                                       8,920               844
     Praxair                                        1,740               191
                                                                 ----------
                                                                      1,246
                                                                 ----------
  Telecommunication Services -- 2.9%
     American Tower, Cl A REIT                      3,950               305
     SBA Communications, Cl A                       4,127               293
                                                                 ----------
                                                                        598
                                                                 ----------
Total Common Stock
  (Cost $18,398) (000)                                               19,896
                                                                 ----------
Time Deposit -- 3.9%
     Brown Brothers, 0.031% (b)                  $    811               811
       (Cost $811) (000)                                         ----------

Total Investments -- 99.7%
  (Cost $19,209) (000) +                                         $   20,707
                                                                 ==========

As of December 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $20,775 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a) Security considered Master Limited Partnership. At December 31, 2012, these securities amounted to $1,511 (000) or 7.3% of Net Assets.

(b)  Rate shown is the simple yield as of December 31, 2012.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2012, the tax basis cost of the Fund's investments was $19,209 (000) and the unrealized appreciation and depreciation were $1,924
     (000) and ($426) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED] RIVERPARK                                RiverPark/Wedgewood Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Shares/Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 98.3%**
  Consumer Discretionary -- 10.4%
     Coach                                        412,000        $   22,870
     Monster Beverage                             308,000            16,287
     priceline.com*                                30,000            18,636
                                                                 ----------
                                                                     57,793
                                                                 ----------
  Energy -- 6.3%
     National Oilwell Varco                       225,000            15,379
     Schlumberger                                 277,000            19,193
                                                                 ----------
                                                                     34,572
                                                                 ----------
  Financials -- 19.2%
     American Express                             373,000            21,440
     Berkshire Hathaway, Cl B                     445,000            39,917
     Charles Schwab                             1,656,000            23,780
     Visa, Cl A                                   138,000            20,918
                                                                 ----------
                                                                    106,055
                                                                 ----------
  Health Care -- 20.0%
     Express Scripts Holding                      519,000            28,026
     Gilead Sciences                              299,000            21,962
     Perrigo                                      154,000            16,021
     Stericycle*                                  201,000            18,747
     Varian Medical Systems                       368,000            25,848
                                                                 ----------
                                                                    110,604
                                                                 ----------
  Industrials -- 13.2%
     Cummins                                      299,000            32,397
     Expeditors International of
     Washington                                   533,000            21,080
     Verisk Analytics, Cl A                       380,000            19,380
                                                                 ----------
                                                                     72,857
                                                                 ----------
  Information Technology -- 29.2%
     Apple                                         98,000            52,237
     Cognizant Technology Solutions,
       Cl A*                                      386,000            28,583
     EMC*                                         728,000            18,419
     Google, Cl A*                                 44,000            31,212
     QUALCOMM                                     506,000            31,382
                                                                 ----------
                                                                    161,833
                                                                 ----------
Total Common Stock
  (Cost $500,538) (000)                                             543,714
                                                                 ----------
Time Deposit -- 3.6%
     Brown Brothers, 0.031% (a)                $   20,031            20,031
       (Cost $20,031) (000)                                      ----------

 Total Investments -- 101.9%
(Cost $520,569) (000) +                                         $   563,745
                                                                ===========

As of December 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $553,343 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)  Rate shown is the simple yield as of December 31, 2012.

Cl -- Class

+ At December 31, 2012, the tax basis cost of the Fund's investments was $520,569 (000) and the unrealized appreciation and depreciation were $52,516 (000) and ($9,340) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED] RIVERPARK                         RiverPark Small Cap Growth Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments

Common Stock -- 99.3%**

  Consumer Discretionary -- 20.9%
     Dollarama                                      1,818        $      108
     Fifth & Pacific*                               5,750                72
     HomeAway*                                      3,100                68
     HSN                                            1,339                74
     Imax*                                          4,160                93
     Kayak Software, Cl A*                          1,350                54
     National CineMedia                             4,960                70
     Rentrak*                                       5,370               105
     Steiner Leisure                                1,584                76
     Tesla Motors*                                  1,500                51
     TripAdvisor                                    2,050                86
     Vail Resorts                                   1,226                66
                                                                 ----------
                                                                        923
                                                                 ----------
  Consumer Staples -- 3.6%
     Annie's*                                       1,700                57
     Darling International*                         3,000                48
     Fresh Market*                                  1,120                54
                                                                 ----------
                                                                        159
                                                                 ----------
  Energy -- 10.5%
     Atlas Energy                                   2,070                72
     CARBO Ceramics                                   937                73
     Clean Energy Fuels                             6,226                78
     Cree                                           1,480                50
     Cubist Pharmaceuticals                         1,100                46
     GWR Global Water Resources*                   23,740                48
     Southern Pacific Resource*                    31,900                41
     Ultra Petroleum                                3,070                56
                                                                 ----------
                                                                        464
                                                                 ----------
  Financials -- 4.4%
     Coresite Realty REIT                           3,040                84
     EverBank Financial                             2,880                43
     Och-Ziff Capital Management Group,
     Cl A                                           7,200                69
                                                                 ----------
                                                                        195
                                                                 ----------
  Health Care -- 6.5%
     Accretive Health*                             11,015               127
     athenahealth                                     762                56
     MAKO Surgical*                                 5,250                68
     Volcano                                        1,580                37
                                                                 ----------
                                                                        288
                                                                 ----------
  Industrials -- 9.2%
     Chart Industries*                                750                50
     Clean Harbors*                                 1,148                63
     DigitalGlobe*                                  2,680                66
     Genesee & Wyoming, Cl A                          618                47
     Hardinge                                       4,500                45
     Polypore International*                        1,300                60
     Westport Innovations*                          2,930                78
                                                                 ----------
                                                                        409
                                                                 ----------


--------------------------------------------------------------------------------
                                                Shares/Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
  Information Technology -- 40.9%
     Bankrate*                                      8,710          $    108
     CommVault Systems*                               730                51
     Cornerstone OnDemand                           1,600                47
     CoStar Group                                     567                51
     DuPont Fabros Technology REIT                  3,240                78
     Ellie Mae                                      1,960                54
     Exa*                                           5,720                56
     Fortinet                                       3,580                75
     Guidewire Software                             1,590                47
     Imagination Technologies Group*                6,000                39
     InterXion Holding*                             4,300               102
     Liquidity Services*                            1,720                70
     LogMeIn*                                       2,045                46
     OpenTable*                                     1,000                49
     Palo Alto Networks                               840                45
     PDF Solutions*                                 4,847                67
     QLIK Technologies                              3,760                82
     RADWARE*                                       2,140                70
     RealPage*                                      2,270                49
     Sapient*                                       9,030                95
     Sourcefire                                     1,010                48
     Stamps.com*                                    3,372                85
     TechTarget*                                   10,650                59
     TiVo*                                          6,642                82
     Trulia                                         3,240                53
     VeriFone Systems                               2,160                64
     Yelp, Cl A                                     3,650                69
     Zillow, Cl A                                   2,520                70
                                                                 ----------
                                                                      1,811
                                                                 ----------
  Materials -- 1.7%
     Molycorp*                                      7,700                73
                                                                 ----------
  Telecommunication Services -- 1.6%
     SBA Communications, Cl A                       1,018                72
                                                                 ----------
Total Common Stock
  (Cost $4,180) (000)                                                 4,395
                                                                 ----------
Time Deposit -- 0.8%
     Brown Brothers, 0.031% (a)                  $     38                38
     (Cost $38) (000)                                            ----------

Total Investments -- 100.1%
  (Cost $4,218) (000) +                                           $   4,433
                                                                  =========

[LOGO OMITTED] RIVERPARK                         RiverPark Small Cap Growth Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

As of December 31, 2012, all of the Fund's investments were considered Level 1 except for the Time Deposit which was Level 2.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $4,428 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(a)  Rate shown is the simple yield as of December 31, 2012.

Cl -- Class
REIT -- Real Estate Investment Trust

+ At December 31, 2012, the tax basis cost of the Fund's investments was $4,218 (000) and the unrealized appreciation and depreciation were $537
     (000) and ($322) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED] RIVERPARK                    RiverPark Short Term High Yield Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
Schedule of Investments

Corporate Obligations -- 58.8%
  Consumer Discretionary -- 9.5%
     Avis Budget Car Rental
       2.810%, 05/15/14 (a)                     $   2,300       $     2,297
     Cenveo
       7.875%, 12/01/13                             9,414             9,463
     Nielsen Finance
       11.625%, 02/01/14                            2,911             3,246
     Office Depot
       6.250%, 08/15/13                             5,824             5,941
     Tops Holding
       10.125%, 10/15/15                           11,999            12,666
                                                                 ----------
                                                                     33,613
                                                                 ----------
  Consumer Staples -- 5.7%
     Beverages & More
       9.625%, 10/01/14 (b)                         6,125             6,301
     Delhaize Group
       5.875%, 02/01/14                               269               282
     Dole Food
       13.875%, 03/15/14                              850               946
     Mondelez International
       6.000%, 02/11/13                             4,050             4,072
     Pinnacle Foods Finance
       9.250%, 04/01/15                             2,216             2,260
     Vector Group
       11.000%, 08/15/15                            6,034             6,313
                                                                 ----------
                                                                     20,174
                                                                 ----------
  Energy -- 8.6%
     SandRidge Energy
       8.000%, 06/01/18 (b)                           250               266
     Stallion Oilfield Holdings
       10.500%, 02/15/15                           15,427            16,469
     Windsor Financing
       6.927%, 01/15/16 (b) (c)                    12,956            13,875
                                                                 ----------
                                                                     30,610
                                                                 ----------
  Financials -- 4.0%
     ABN Amro North American
       Holding Preferred Capital
       Repackage Trust I
       3.407%, 12/29/49 (a) (b)                     2,000             2,002
     Capital One Capital III*
       7.686%, 08/15/36                             7,476             7,476
     Capital One Capital IV*
       6.745%, 02/17/37 (a)                         2,610             2,610
     Capital One Capital V*
       10.250%, 08/15/39                            1,681             1,681
     Capital One Capital VI*
       8.875%, 05/15/40                               418               418
                                                                 ----------
                                                                     14,187
                                                                 ----------
  Health Care -- 6.3%
     Angiotech Pharmaceuticals
       5.000%, 12/01/13 (a)                         3,799             3,799



--------------------------------------------------------------------------------
                                                    Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
     BioScrip
       10.250%, 10/01/15                        $   3,900        $    4,183
     HCA
       6.250%, 02/15/13                             9,455             9,526
     Teva Pharmaceutical Finance IV
       1.700%, 11/10/14                             4,708             4,818
                                                                 ----------
                                                                     22,326
                                                                 ----------
  Industrials -- 8.1%
     Continental Airlines Pass-Through
       Trust
       6.940%, 10/15/13                                59                59
     Intertape Polymer US
       8.500%, 08/01/14                               587               590
     Mirror PIK
       9.000%, 11/01/16 (b)                        10,830            10,938
     NXP BV
       3.090%, 10/15/13 (a)                         1,338             1,344
     Ultrapetrol Bahamas
       9.000%, 11/24/14                             2,250             2,244
     United Air Lines
       12.000%, 11/01/13 (b)                        3,450             3,484
       9.875%, 08/01/13 (b)                         9,800             9,880
                                                                 ----------
                                                                     28,539
                                                                 ----------
  Information Technology -- 4.6%
     Alion Science and Technology
       12.000%, 11/01/14                              126               122
     JDA Software Group
       8.000%, 12/15/14                               555               580
     Stratus Technologies Bermuda
       12.000%, 03/29/15                            3,829             3,810
     Stream Global Services
       11.250%, 10/01/14                           11,059            11,612
                                                                 ----------
                                                                     16,124
                                                                 ----------
  Materials -- 6.8%
     Appleton Papers
       10.500%, 06/15/15 (b)                       11,860            12,631
       9.750%, 06/15/14                             2,306             2,283
     Berry Plastics
       8.250%, 11/15/15 (b)                         2,150             2,252
       4.183%, 09/15/14 (a)                         1,390             1,397
     Catalyst Paper
       13.000%, 09/13/16 (a) (b)                    3,526             3,614
     Neenah Paper
       7.375%, 11/15/14                             1,719             1,732
                                                                 ----------
                                                                     23,909
                                                                 ----------
  Telecommunication Services -- 5.2%
     Crown Castle International
       9.000%, 01/15/15                             2,320             2,462
     iPCS
       2.438%, 05/01/13 (a)                         5,500             5,500
     Newport Television
       13.000%, 03/15/17 (b)                        9,987            10,636
                                                                 ----------
                                                                     18,598
                                                                 ----------
Total Corporate Obligations
  (Cost $207,972) (000)                                             208,080
                                                                 ----------

[LOGO OMITTED] RIVERPARK                    RiverPark Short Term High Yield Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Face Amount
Description                                     (000)/Shares     Value (000)
--------------------------------------------------------------------------------
Convertible Bonds -- 15.6%
     Albany International
       2.250%, 03/15/13                         $   3,443        $    3,434
     Exterran Holdings
       4.750%, 01/15/14                             8,930             8,930
     Greatbatch
       2.250%, 06/15/13                             3,000             3,004
     Icahn Enterprises LP
       4.000%, 08/15/13 (a)                        12,388            12,481
     NRFC NNN Holdings
       11.500%, 06/15/13 (b)                        7,050             7,398
     SanDisk
       1.000%, 05/15/13                             3,000             2,974
     Spartan Stores
       3.375%, 05/15/27                             2,475             2,464
     Ultrapetrol Bahamas
       7.250%, 01/15/17 (b)                        14,550            14,568
                                                                 ----------
     Total Convertible Bonds
       (Cost $55,156) (000)                                          55,253
                                                                 ----------
Commercial Paper (d) -- 10.6%
     Central Maine Power
       0.429%, 01/10/13                             4,525             4,525
     Excel Paralubes Funding
       0.500%, 01/07/13 (b)                         6,000             5,999
     McGraw-Hill
       0.467%, 01/28/13 (b)                         6,000             5,998
     New York State Electric & Gas
       0.440%, 01/09/13                             5,000             5,000
     Tyco Electronics Group
       0.480%, 01/02/13 (b)                         6,000             6,000
     Weatherford International
       0.651%, 01/14/13 (b)                        10,000             9,999
                                                                 ----------
Total Commercial Paper
  (Cost $37,519) (000)                                               37,521
                                                                 ----------
Preferred Stock -- 0.8%
     Capital One Capital II
       7.500%, 06/15/66                             6,968               173
     HJ Heinz Finance
       8.000%, 07/15/13 (b)                            25             2,616
                                                                 ----------
Total Preferred Stock
  (Cost $2,844) (000)                                                 2,789
                                                                 ----------
Asset-Backed Security -- 0.5%
  Other Asset-Backed Security -- 0.5%
     Aircraft Certificate Owner Trust
       Ser 2003-1A, Cl D
       6.455%, 09/20/22 (b)                         1,868             1,901
         (Cost $1,894) (000)                                     ----------


--------------------------------------------------------------------------------
                                                    Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
Bank Loan Obligations (f) -- 5.1%
     DigitalGlobe
       0.000%, 10/12/18                         $   1,997        $    2,001
     Eastman Kodak
       0.000%, 07/20/13                            11,767            11,770
     MediaNews Group
       0.000%, 03/19/14                             4,421             4,322
                                                                 ----------
Total Bank Loan Obligations
  (Cost $18,228) (000)                                               18,093
                                                                 ----------
Time Deposit -- 7.2%
     Brown Brothers, 0.031% (e)                    25,298            25,298
       (Cost $25,298) (000)                                      ----------

Total Investments -- 98.6%
  (Cost $348,911) (000) +                                       $   348,935
                                                                ===========

As of December 31, 2012 all of the Fund's investments were considered Level 2.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $354,024 (000).

*    Non-income producing security.

(a) Variable rate security - Rate disclosed is the rate in effect on December 31, 2012.

(b) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2012, was $13,875 (000) and represented 3.9% of Net Assets.

(d) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(e)  Rate shown is the simple yield as of December 31, 2012.

(f)  Unsettled bank loan. Interest rate not available as of December 31, 2012.

Cl -- Class
LP -- Limited Partnership
PIK -- Payment-in-Kind
Ser -- Series

+ At December 31, 2012, the tax basis cost of the Fund's investments was $348,911 (000) and the unrealized appreciation and depreciation were $846
     (000) and ($822) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

[LOGO OMITTED] RIVERPARK                   RiverPark Long/Short Opportunity Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 90.5%**
  Consumer Discretionary -- 23.7%
     Coach                                          4,758         $     264
     Discovery Communications,.
       Cl C* (c)                                    6,876               402
     Dollar Tree (c)                               26,910             1,091
     Dollarama                                      5,735               341
     Fossil (c)                                     4,470               416
     Imax*                                         19,119               430
     Las Vegas Sands                                7,152               331
     priceline.com* (c)                             1,330               826
     Ralph Lauren, Cl A                             1,533               230
     Rentrak*                                      13,829               269
     Starbucks                                     16,321               875
     TripAdvisor                                    8,522               358
     Vail Resorts (c)                               4,567               247
     Walt Disney (c)                                6,884               343
     Wynn Resorts                                   2,961               333
                                                                 ----------
                                                                      6,756
                                                                 ----------
  Energy -- 5.9%
     Cabot Oil & Gas (c)                            6,080               302
     Devon Energy (c)                               6,450               336
     National Oilwell Varco (c)                     5,447               372
     Schlumberger (c)                               3,450               239
     Southwestern Energy                           12,471               417
                                                                 ----------
                                                                      1,666
                                                                 ----------
  Financials -- 19.8%
     American Express                               7,398               425
     Charles Schwab (c)                            30,539               439
     CME Group, Cl A (c)                            6,913               351
     KKR & Co., LP (a)                             28,912               440
     Mastercard, Cl A (c)                             889               437
     TD Ameritrade Holding                         33,429               562
     The Blackstone Group LP (a)                  105,067             1,638
     Visa, Cl A                                     2,610               395
                                                                 ----------
                                                                      4,687
                                                                 ----------
  Health Care -- 3.5%
     Accretive Health* (c)                         29,256               338
     Edwards Lifesciences*                          2,740               247
     Intuitive Surgical (c)                           860               422
                                                                 ----------
                                                                      1,007
                                                                 ----------
  Industrials -- 1.0%
     B/E Aerospace                                  5,800               287
     Realogy Holdings*                             22,549               946
                                                                 ----------
                                                                      1,233
                                                                 ----------

--------------------------------------------------------------------------------
                                                Shares/Face
Description                                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
  Information Technology -- 30.4%
     Alliance Data Systems* (c)                     4,722         $     683
     Apple (c)                                      2,343             1,249
     Bankrate*                                     33,186               413
     Cognizant Technology Solutions,
       Cl A*                                        8,009               593
     eBay*                                         11,497               587
     EMC*                                          21,680               548
     Equinix                                        6,898             1,422
     Google, Cl A* (c)                              1,655             1,174
     QUALCOMM (c)                                  17,945             1,113
     Stamps.com*                                   15,571               393
     TiVo* (c)                                     28,280               348
     VeriFone Systems                               3,861               115
                                                                 ----------
                                                                      8,638
                                                                 ----------
  Materials -- 3.4%
     Monsanto (c)                                  10,276               973
                                                                 ----------
  Telecommunication Services -- 2.8%
     American Tower, Cl A REIT (c)                  5,642               436
     SBA Communications, Cl A (c)                   4,945               351
                                                                 ----------
                                                                        787
                                                                 ----------
Total Common Stock
  (Cost $22,620) (000)                                               25,747
                                                                 ----------
Time Deposit -- 11.9%
     Brown Brothers, 0.031% (b)                 $   3,395             3,395
       (Cost $3,395) (000)                                       ----------
Total Investments -- 102.4%
  (Cost $26,015) (000) +                                         $   29,142
                                                                 ==========
Schedule of Securities Sold Short
Common Stock -- (49.5)%
  Consumer Discretionary -- (18.7)%
     Apollo Group, Cl A                           (13,380)        $    (280)
     Barnes & Noble*                              (24,415)             (368)
     Best Buy                                      (4,197)              (50)
     DeVry                                         (7,102)             (169)
     DIRECTV*                                      (2,610)             (131)
     DISH Network, Cl A                            (3,710)             (135)
     GameStop, Cl A                               (18,764)             (471)
     Gannett                                      (22,243)             (400)
     Garmin                                       (12,272)             (501)
     GNC Holdings, Cl A                            (6,492)             (216)
     JC Penney                                     (9,870)             (194)
     Kohl's                                        (2,020)              (87)
     Macy's                                        (3,230)             (126)
     Netflix                                       (5,370)             (498)
     Panasonic ADR                                (17,477)             (106)
     Six Flags Entertainment                       (3,475)             (213)
     Sony ADR                                     (25,577)             (287)

[LOGO OMITTED] RIVERPARK                   RiverPark Long/Short Opportunity Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------
     Staples                                      (21,523)       $     (245)
     Strayer Education                             (3,850)             (216)
     Thomson Reuters                              (12,342)             (359)
     Weight Watchers International                 (5,204)             (272)
                                                                 ----------
                                                                     (5,324)
                                                                 ----------
  Consumer Staples -- (5.5)%
     Burger King Worldwide                        (16,420)             (270)
     Green Mountain Coffee Roasters*              (11,656)             (482)
     Kroger                                        (9,800)             (255)
     Safeway                                      (14,783)             (268)
     Walgreen                                      (8,062)             (298)
                                                                 ----------
                                                                     (1,573)
                                                                 ----------
  Energy -- (0.6)%
     First Solar*                                  (5,564)             (172)
                                                                 ----------
  Health Care -- (1.0)%
     Cerner                                        (1,890)             (147)
     Questcor Pharmaceuticals                      (4,910)             (131)
                                                                 ----------
                                                                       (278)
                                                                 ----------
  Industrials -- (6.7)%
     General Dynamics                              (3,524)             (244)
     Huntington Ingalls Industries                 (6,402)             (277)
     Iron Mountain                                (13,572)             (422)
     Lockheed Martin                               (2,942)             (272)
     Nielsen Holdings                              (9,682)             (296)
     Northrop Grumman                              (4,320)             (292)
     Pitney Bowes                                  (9,146)              (97)
                                                                 ----------
                                                                     (1,900)
                                                                 ----------
  Information Technology -- (17.0)%
     Activision Blizzard                          (48,691)             (517)
     Corning                                      (18,635)             (235)
     Dell                                         (25,661)             (260)
     Electronic Arts*                             (29,053)             (422)
     Facebook, Cl A*                               (3,566)              (95)
     Flextronics International*                   (80,285)             (499)
     Hewlett-Packard                              (14,582)             (208)
     Intel                                        (13,491)             (278)
     Jabil Circuit                                (14,060)             (271)
     Lexmark International, Cl A                   (5,879)             (136)
     Linear Technology                             (3,912)             (134)
     MICROS Systems                                (5,450)             (231)
     Microsoft                                    (23,230)             (621)
     Nokia ADR                                    (33,564)             (133)
     RealD                                        (34,318)             (385)
     Research In Motion                           (22,890)             (272)
     Western Union                                (10,552)             (144)
                                                                 ----------
                                                                     (4,841)
                                                                 ----------
Total Common Stock
  (Proceeds $14,216) (000) ++                                       (14,088)
                                                                 ----------
Total Securities Sold Short
  (Proceeds $14,216) (000)                                      $   (14,088)
                                                                ===========


--------------------------------------------------------------------------------
Description                                        Contracts    Value (000)
--------------------------------------------------------------------------------
Purchased Option -- 0.0%*++
     Travelzoo, Call Option
       Expires 01/19/13, Strike Price $30             250       $         3
         (Cost $81) (000)                                       ===========

The following table is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments carried at value (000):

INVESTMENTS IN SECURITIES      Level 1     Level 2      Level 3        Total
-------------------------     --------     -------      -------      --------
Common Stock                  $ 25,747     $   --       $  --        $ 25,747
Time Deposit                       --       3,395          --           3,395
                              --------     ------       -----         -------
Total Investments in
Securities                    $ 25,747     $3,395       $  --        $ 29,142
                              ========     ======       =====         =======

Liabilities                    Level 1     Level 2      Level 3        Total
-------------------------     --------     -------      -------      --------
Common Stock                  $(14,088)    $   --       $  --        $(14,088)
                              --------     ------       -----         -------
Total Securities Sold
Short                         $(14,088)    $   --       $  --        $(14,088)
                              ========     ======       =====         =======

Other Financial
Instruments                    Level 1     Level 2      Level 3        Total
-------------------------     --------     -------      -------      --------
Purchased Option              $      3     $   --       $  --        $      3
Total Return Swaps^                 --         --          --            --
                              --------     ------       -----         -------
Total Other Financial
Instruments                   $      3     $   --       $  --         $     3
                              ========     ======       =====         =======

^ Total Return Swaps are valued at the unrealized appreciation (depreciation) on the instrument. The Total Return Swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of December 31, 2012. The swaps are considered Level 2.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

[LOGO OMITTED] RIVERPARK                   RiverPark Long/Short Opportunity Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------
A list of open swap agreements held by the Fund at December 31, 2012, was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NET UNREALIZED
                                                                                                         NOTIONAL      APPRECIATION
                   REFERENCE                                                             TERMINATION      AMOUNT      (DEPRECIATION)
COUNTERPARTY    ENTITY/OBLIGATION                   FUND PAYS           FUND RECEIVES       DATE        (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs   Accretive Health            Fed Funds - 1-Day - 0.45%    Total Return     08/20/13          36            $   -
Goldman Sachs   Alliance Data Systems       Fed Funds - 1-Day - 0.45%    Total Return     09/10/13         202                -
Goldman Sachs   American Tower              Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          47                -
Goldman Sachs   Apple                       Fed Funds - 1-Day - 0.45%    Total Return     06/19/13         342                -
Goldman Sachs   Cabot Oil & Gas             Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          18                -
Goldman Sachs   Charles Schwab              Fed Funds - 1-Day - 0.45%    Total Return     09/10/13         121                -
Goldman Sachs   CME Group                   Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          21                -
Goldman Sachs   Devon Energy                Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          20                -
Goldman Sachs   Discovery Communications    Fed Funds - 1-Day - 0.45%    Total Return     05/24/13          18                -
Goldman Sachs   Dollar Tree                 Fed Funds - 1-Day - 0.45%    Total Return     08/21/13         330                -
Goldman Sachs   Fossil                      Fed Funds - 1-Day - 0.45%    Total Return     06/04/13         223                -
Goldman Sachs   Google                      Fed Funds - 1-Day - 0.45%    Total Return     05/17/13          77                -
Goldman Sachs   Intuitive Surgical          Fed Funds - 1-Day - 0.45%    Total Return     10/11/13         162                -
Goldman Sachs   Mastercard                  Fed Funds - 1-Day - 0.45%    Total Return     09/03/13         103                -
Goldman Sachs   Monsanto                    Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          43                -
Goldman Sachs   National Oilwell Varco      Fed Funds - 1-Day - 0.45%    Total Return     05/24/13          29                -
Goldman Sachs   priceline.com               Fed Funds - 1-Day - 0.45%    Total Return     06/04/13         238                -
Goldman Sachs   QUALCOMM                    Fed Funds - 1-Day - 0.45%    Total Return     11/14/13         172                -
Goldman Sachs   SBA Communications          Fed Funds - 1-Day - 0.45%    Total Return     10/11/13          60                -
Goldman Sachs   Schlumberger                Fed Funds - 1-Day - 0.45%    Total Return     09/03/13          72                -
Goldman Sachs   TiVo                        Fed Funds - 1-Day - 0.45%    Total Return     05/29/13          41                -
Goldman Sachs   Vail Resorts                Fed Funds - 1-Day - 0.45%    Total Return     10/11/13           6                -
Goldman Sachs   Visa                        Fed Funds - 1-Day - 0.45%    Total Return     06/04/13         107
Goldman Sachs   Walt Disney                 Fed Funds - 1-Day - 0.45%    Total Return     06/19/13         371                -
                                                                                                                          -----
                                                                                                                          $   -
                                                                                                                          =====

For the period ended December 31, 2012, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

     Percentages are based on Net Assets of $28,446 (000).

*    Non-income producing security.

** More narrow industries are utilized for compliance purpose, whereas broad sectors are utilized for reporting purposes.

++ For the period ended December 31, 2012, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(a) Security considered to be Master Limited Partnership. At December 31, 2012, these securities amounted to $2,078 (000) or 7.3% of Net Assets.

(b)  Rate shown is the simple yield as of December 31, 2012.

(c)  Underlying security for a total return swap.


ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

+ At December 31, 2012, the tax basis cost of the Fund's investments was $26,015 (000) and the unrealized appreciation and depreciation were $3,483
     (000) and ($356) (000), respectively.

++ At December 31, 2012, the tax basis proceeds of the Fund's securities sold short was $14,216 (000) and the unrealized appreciation and depreciation were $966 (000) and ($838) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Amounts designated as "-" are $0 or have been rounded to $0.

[LOGO OMITTED] RIVERPARK                   RiverPark Gargoyle Hedged Value Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 102.5%
  Consumer Discretionary -- 9.6%
     Apollo Group, Cl A                             4,160       $        87
     Dana Holding                                  18,900               295
     Dillard's, Cl A                                3,100               260
     DreamWorks Animation SKG, Cl A                 6,692               111
     GameStop, Cl A                                11,490               288
     MGM Resorts International                     19,858               231
     Netflix                                          469                43
     Royal Caribbean Cruises                        7,112               242
     Staples                                       25,700               293
                                                                 ----------
                                                                      1,850
                                                                 ----------
  Consumer Staples -- 6.5%
     Green Mountain Coffee Roasters*                6,760               280
     Kroger                                         8,180               213
     Safeway                                       16,110               291
     Smithfield Foods                              10,937               236
     Tyson Foods, Cl A                             11,465               222
                                                                 ----------
                                                                      1,242
                                                                 ----------
  Energy -- 12.2%
     Alpha Natural Resources*                      20,170               197
     Arch Coal                                     12,559                92
     ConocoPhillips                                 3,686               214
     CVR Energy                                     9,775               477
     HollyFrontier                                  8,145               379
     Marathon Oil                                   2,908                89
     Peabody Energy                                 9,640               257
     SandRidge Energy*                             38,250               243
     Tesoro                                         4,752               209
     Valero Energy                                  5,200               177
                                                                 ----------
                                                                      2,334
                                                                 ----------
  Financials -- 14.0%
     Allstate                                       3,960               159
     American International Group*                  7,370               260
     Bank of New York Mellon                        9,318               240
     Capital One Financial                          4,639               269
     CME Group, Cl A                                3,790               192
     CNO Financial Group                           21,503               201
     Erie Indemnity, Cl A                           4,301               298
     Legg Mason                                     7,425               191
     Leucadia National                             10,584               252
     Morgan Stanley                                14,300               273
     NASDAQ OMX Group                               6,704               167
     Reinsurance Group of America, Cl A             3,484               186
                                                                 ----------
                                                                      2,688
                                                                 ----------

--------------------------------------------------------------------------------
Description                                        Shares         Value (000)
--------------------------------------------------------------------------------
  Health Care -- 14.8%
     Allscripts Healthcare Solutions*              19,310        $      182
     Amgen                                          2,460               213
     Boston Scientific*                            34,459               197
     Celgene*                                       3,148               248
     Community Health Systems                       9,770               301
     Eli Lilly                                      5,633               278
     Medtronic                                      5,342               219
     Myriad Genetics*                               4,777               130
     Thoratec*                                      7,087               266
     United Therapeutics                            5,020               268
     Warner Chilcott, Cl A                         20,613               248
     WellCare Health Plans                          5,940               289
                                                                 ----------
                                                                      2,839
                                                                 ----------
  Industrials -- 11.2%
     Delta Air Lines                               24,800               294
     Manpower                                       5,979               254
     Northrop Grumman                               4,277               289
     Oshkosh                                        6,655               197
     Pitney Bowes                                  27,400               292
     RR Donnelley & Sons                           19,987               180
     Shaw Group*                                    6,170               288
     Timken                                         7,570               362
                                                                 ----------
                                                                      2,156
                                                                 ----------
  Information Technology -- 23.9%
     Activision Blizzard                           27,011               287
     AOL                                            9,696               287
     Computer Sciences                              8,071               323
     Dell                                          24,510               248
     Diebold                                        6,450               198
     EchoStar, Cl A*                                6,523               223
     Electronic Arts*                              20,490               298
     First Solar*                                  11,770               363
     Flextronics International*                    47,067               293
     Harris                                         4,004               196
     Hewlett-Packard                               20,850               297
     Itron*                                         4,918               219
     KLA-Tencor                                     1,740                83
     Lexmark International, Cl A                    5,600               130
     SAIC                                          14,759               167
     Seagate Technology                             8,930               272
     Sohu.com*                                      3,604               171
     Symantec                                       9,902               186
     Vishay Intertechnology                         4,633                49
     Yahoo!                                        14,630               291
                                                                 ----------
                                                                      4,581
                                                                 ----------
  Materials -- 6.8%
     Alcoa                                         33,557               292
     Cliffs Natural Resources                       8,017               309
     Graphic Packaging Holding*                    45,560               294
     Huntsman                                      16,800               267
     United States Steel                            5,530               132
                                                                 ----------
                                                                      1,294
                                                                 ----------

[LOGO OMITTED] RIVERPARK                   RiverPark Gargoyle Hedged Value Fund
               FUNDS                               December 31, 2012 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Shares/
                                                 Face Amount
                                                    (000)/
Description                                       Contracts      Value (000)
--------------------------------------------------------------------------------
  Telecommunication Services -- 3.5%
     MetroPCS Communications                       33,602        $      334
     NII Holdings*                                 18,666               133
     Telephone & Data Systems                       6,570               146
     United States Cellular*                        1,502                53
                                                                 ----------
                                                                        666
                                                                 ----------
Total Common Stock
 (Cost $17,286) (000)                                                19,650
                                                                 ----------
Time Deposit -- 1.1%
     Brown Brothers, 0.031% (a)                   $   216               216
       (Cost $216) (000)                                         ----------

Total Investments -- 103.6%
  (Cost $17,502) (000) +                                         $   19,866
                                                                 ==========
Written Options -- (2.4)%*++
     CBOE Russell 2000 Index, Call Option
       Expires 01/19/13, Strike Price $830            (26)        $     (75)
       Expires 01/19/13, Strike Price $850            (27)              (44)
       Expires 01/19/13, Strike Price $825            (18)              (50)
       Expires 01/19/13, Strike Price $770             (5)              (37)
     S&P 500 Index, Call Option
       Expires 01/19/13, Strike Price $1,445          (14)              (16)
       Expires 01/19/13, Strike Price $1,450          (36)              (36)
       Expires 01/19/13, Strike Price $1,415          (20)              (58)
       Expires 01/19/13, Strike Price $1,430          (57)             (112)
       Expires 02/16/13, Strike Price $1,420          (10)              (36)
                                                                 ----------
Total Written Options
(Premiums Received $417) (000)                                     $   (464)
                                                                  =========

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments carried at value (000):

Investments in Securities     Level 1       Level 2     Level 3     Total
-------------------------     -------       -------     -------    -------
Common Stock                  $19,650       $  --       $  --      $19,650
Time Deposit                     --           216          --          216
                              -------       -----       -----      -------
Total Investments in
Securities                    $19,650       $ 216       $  --      $19,866
                              =======       =====       =====      =======
Other Financial
Instruments                   Level 1       Level 2     Level 3     Total
-------------------------     -------       -------     -------    -------
Written Options               $ (464)       $  --       $  --      $  (464)
                              -------       -----       -----      -------
Total Other Financial
Instruments                   $ (464)       $  --       $  --      $  (464)
                              =======       =====       =====      =======

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $19,177 (000).

*    Non-income producing security.

++ For the period ended December 31, 2012, the total amount of all open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(a)  Rate shown is the simple yield as of December 31, 2012.

CBOE -- Chicago Board Options Exchange
Cl -- Class
S&P -- Standard & Poor's

+ At December 31, 2012, the tax basis cost of the Fund's investments was $17,502 and the unrealized appreciation and depreciation were $3,045 (000) and ($681) (000), respectively.

     For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual financial statements.

RFP-QH-001-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a -2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverPark Funds Trust

By (Signature and Title)*             /S/ MORTY SCHAJA
                                      -----------------------------------
                                      Morty Schaja
                                      President
Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /S/ MORTY SCHAJA
                                      -----------------------------------
                                      Morty Schaja
                                      President
Date: February 27, 2013

By (Signature and Title)*             /S/ MICHAEL LAWSON
                                      -----------------------------------
                                      Michael Lawson
                                      Chief Financial Officer and Treasurer


Date: February 27, 2013

* Print the name and title of each signing officer under his or her signature.